CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 11,308	$ 9,703
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,009	5,555
Provision for doubtful accounts	(122)	132
Share-based compensation expense	3,366	3,494
Deferred income tax expense	4,733	2,998
Non-cash foreign exchange (gain)/loss	(60)	1,278
(Gain)/Loss on disposal of property, plant and equipment	(150)	29
Other	(175)	(905)
Changes in operating assets and liabilities:
Accounts receivable	1,311	(12,350)
Inventories	(3,817)	1,693
Prepaid expenses and other assets	(10,292)	2,881
Accounts payable	(363)	(3,764)
Accrued expenses, income taxes payable and other liabilities	(10,409)	(4,541)
Net cash provided by operating activities	339	6,203
Cash flows from investing activities:
Additions to property, plant and equipment	(3,690)	(3,023)
Proceeds from the sale of property, plant and equipment	160	0
Proceeds from the sale of investments	2,113	0
Net cash used in investing activities	(1,417)	(3,023)
Cash flows from financing activities:
Repayment of long-term debt	(2,187)	(4,375)
Repurchases of common stock	(10,072)	(11,256)
Net proceeds from issuance of stock	32,606	4,238
Tax benefits associated with share-based compensation expense	1,921	591
Principal payments under capital lease obligations	0	(21)
Net cash provided by (used in) financing activities	22,268	(10,823)
Effect of exchange rate changes on cash	(756)	(1,197)
Increase (decrease) in cash and cash equivalents	20,434	(8,840)
Cash and cash equivalents at beginning of period	226,029	178,459
Cash and cash equivalents at end of period	246,463	169,619
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property, plant and equipment in accrued liabilities and accounts payable at the end of the period	1,408	1,727
Issuance of restricted stock	$ 7,067	$ 5,358